Goodwill and Other Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Indefinite-lived Intangible Assets [Line Items]
Goodwill, gross	$ 17,753,907	$ 17,753,907
Foreign currency translation	3,206
Accumulated impairment loss	(17,757,113)	(17,757,113)
Total Goodwill, net ,Other	3,206
Total Goodwill, net	$ 0	$ 17,753,907